SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Activity In The Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Opening balance	$ 173	$ 214	$ 227
Provision for credit losses	0	3	81
Customers write-offs/collection during the year	0	(52)	(111)
Foreign currency translation adjustments	(9)	8	17
Closing balance	$ 162	$ 173	$ 214